Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 3 –EARNINGS PER SHARE

Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities and thus included in the calculation of basic earnings per share under the two-class method.

The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31
(In thousands, except per share data)	2014	2013	2012
Income available to common shareholders	$105,450	$65,103	$76,395
Earnings to unvested restricted stock	(1,652)	(1,206)	(1,443)

Earnings to common shareholders - basic	103,798	63,897	74,952
Earnings reallocated to unvested restricted stock	(33)	(3)	6

Earnings to common shareholders - diluted	$103,765	$63,894	$74,958

Weighted average shares outstanding - basic	31,307	29,052	28,901
Potential common shares	126	53	57

Weighted average shares outstanding - diluted	31,433	29,105	28,958

Weighted average shares outstanding - unvested restricted stock	518	553	553

Earnings per common share - basic	$3.32	$2.20	$2.59
Earnings per common share - diluted	3.30	2.20	2.59

Earnings per unvested restricted stock share - basic	3.19	2.18	2.61
Earnings per unvested restricted stock share - diluted	3.13	2.18	2.60

Additional information on the Company’s basic earnings per common share is shown in the following table.

	For the Years Ended December 31
(Dollars in thousands, except per share data)	2014	2013	2012
Distributed earnings to common shareholders	$43,623	$39,685	$39,349
Undistributed earnings to common shareholders	60,175	24,212	35,603

Total earnings to common shareholders	$103,798	$63,897	$74,952

Distributed earnings to unvested restricted stock	$694	$749	$758
Undistributed earnings to unvested restricted stock	958	457	685

Total earnings allocated to unvested restricted stock	$1,652	$1,206	$1,443

Distributed earnings per common share	$1.40	$1.37	$1.36
Undistributed earnings per common share	1.92	0.83	1.23

Total earnings per common share	$3.32	$2.20	$2.59

Distributed earnings per unvested restricted stock share	$1.34	$1.35	$1.37
Undistributed earnings per unvested restricted stock share	1.85	0.83	1.24

Total earnings per unvested restricted stock share	$3.19	$2.18	$2.61

For the years ended December 31, 2014, 2013, and 2012, the calculations for basic shares outstanding exclude the weighted average shares owned by the Recognition and Retention Plan (“RRP”) of 625,555, 642,008, and 612,097, respectively, and are adjusted for the weighted average shares in treasury stock of 1,879,440, 2,223,306, and 1,964,825, respectively.

The effects from the assumed exercises of 13,101, 483,696, and 752,188 stock options were not included in the computation of diluted earnings per share for years ended December 31, 2014, 2013, and 2012, respectively, because such amounts would have had an antidilutive effect on earnings per common share.